Variable Interest Entities (Details) - Schedule of consolidated financial statements - VIE [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entities (Details) - Schedule of consolidated financial statements [Line Items]
Cash		$ 390
Restricted cash	39,396
Finance receivables	109,877	60,845
Allowance for losses on finance receivables	(17,081)	(8,581)
Finance receivables, net	92,796	52,264
Total assets	132,192	52,654
Liabilities:
Other debt	143,000
Total liabilities	$ 143,000